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April 30, 2001


EDGAR Postmaster, BDM:Postmaster

Re:  Anchor Series Trust
     Securities Act File No. 2-86188, Investment Company Act No. 811-3836

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated April 30, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 24, 2001.

     Please provide a Notice of Acceptance for receipt of this filing.


                                        Very truly yours,



                                        /s/ Jeffrey H. Warnock
                                        ----------------------
                                            Jeffrey H. Warnock
                                            Counsel